787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

November 29, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Allocation Target Shares
Securities Act File No. 333-109980
Investment Company Act File No. 811-21457
Post-Effective Amendment No. 55

Ladies and Gentlemen:

On behalf of BlackRock Allocation Target Shares (the “Trust”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 55 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to add a new series to the Trust, the BATS: Series I Portfolio (the “Fund”).

On or around February 12, 2024, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Fund’s expense table and other information up to date under Section 10(a)(3) of the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-3953.

Very truly yours,

/s/ Nicole M. Ventura
Nicole M. Ventura

BRUSSELS     CHICAGO     FRANKFURT     HOUSTON     LONDON     LOS ANGELES     MILAN

NEW YORK     PALO ALTO     PARIS     ROME     SAN FRANCISCO     WASHINGTON

Securities and Exchange Commission

November 29, 2023

Enclosures

cc:	Benjamin Niehaus, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

Bissie K. Bonner, Esq., Willkie Farr & Gallagher LLP

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